SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregated revenue by types (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 7,124,744	$ 1,091,915	¥ 2,114,855	¥ 397,306
Online Tutoring Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	7,109,255		2,084,803	362,622
K-12 courses
Disaggregation of Revenue [Line Items]
Revenues	6,237,399		1,706,538	290,890
Foreign language, professional and admission courses
Disaggregation of Revenue [Line Items]
Revenues	871,856		378,265	71,732
Other services
Disaggregation of Revenue [Line Items]
Revenues	¥ 15,489		¥ 30,052	¥ 34,684